Debt (Details Narrative) - USD ($)											3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 23, 2026	Oct. 15, 2025	Sep. 12, 2025	Aug. 06, 2025	Jul. 24, 2025	Jul. 18, 2025	Jun. 05, 2025	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 19, 2025	Nov. 06, 2025	Apr. 30, 2024
Short-Term Debt [Line Items]
Shares of common stock grant								500,000	400,000	7,600,000				2,110,000
Fair value per share										$ 0.001	$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001
Warrants to purchase shares																						2,110,000
Maturity date																						Apr. 15, 2029
Fair market value																		$ 43,750
Unamortized debt discount as interest expense																		30,000
Fair value adjustments warrants															$ 155,154	$ 74,267		155,154
Payments of Debt Issuance Costs																		74,267
Operating expenses											$ 638,737	$ 660,448	$ 871,214		2,360,236	$ 1,200,582	$ 654,573	5,937,367
Dr Glynn Wilson [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Interest rate							8.00%
Short term loan							$ 50,000
Short term loan due date							Nov. 05, 2025
Mr Brian John [Member] | Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Interest rate					8.00%
Short term loan					$ 25,000
Short term loan due date					Dec. 24, 2025
Safety Shot Inc [Member]
Short-Term Debt [Line Items]
Operating expenses						$ 78,980													$ 78,980
Accrued interest																		$ 78,980
Safety Shot Inc [Member] | Short-Term Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 45,000	$ 45,000
Common Stock [Member]
Short-Term Debt [Line Items]
Shares of common stock grant												1,525						1,725
Greentree Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable non current				$ 200,000							$ 200,000				$ 200,000
Interest rate				10.00%
Conversion price per share	$ 2.00			$ 2.00							$ 0.7487				$ 0.7487
Discount rate				10.00%
Legal fee				$ 10,000											$ 1,500
Fair value per share											$ 300				$ 300
Short term debt withdrawn amount		$ 80,000	$ 60,000															$ 200,000
Unamortized debt discount as interest expense											$ 141,350				$ 141,350
Principal amount											$ 200,000				200,000
Common stock issued shares	299,581
Interest expense															$ 148,867
Greentree Promissory Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares of common stock grant				25,000
Fair value per share				$ 1.75
Greentree Promissory Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares				200,000
Exercise price per share				$ 4.00
Maturity date				Aug. 06, 2030